Borrowings - Schedule of Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying amount	$ 768,106	$ 645,252
Bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying amount	9,330	10,309
Fair value	9,330	10,309
Convertible bonds
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying amount	507,055	394,715
Fair value	$ 506,039	$ 399,348